Operating segments - Disclosure of disaggregation of revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,509	$ 2,811	$ 2,276
Transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,103	1,792	1,531
Consumer service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	397	344	237
Gain on sale of consumer receivables
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	73	0	0
Interest income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 937	$ 675	$ 508